REVENUE (Tables)	3 Months Ended
Mar. 31, 2021
Revenue from Contract with Customer [Abstract]
Disaggregation of Revenue
The following table provides information on the disaggregation of revenue as recorded in the consolidated statements of operations (in thousands):

	March 31,
	2021	2020
Partnership hardware revenue	$10,539	$718
Partnership service revenue	36	—
Host customer service revenue	4,845	3,393
Total revenue	$15,420	$4,111

Remaining Performance Obligations	As of March 31, 2021,
the Company had $172.4 million of remaining performance obligations, and the approximate percentages expected to be recognized as revenue in the future are as follows (in thousands):

	Total remaining performance obligations	Percent Expected to be Recognized as Revenue
		Less than one year	Two to five years	Greater than five year
(in thousands, except percentages)
Service revenue	$114,440	13%	48%	39%
Hardware revenue	57,989	100%	—%	—%
Total revenue	$172,429

Contract Balances
Deferred revenue primarily includes cash received in advance of revenue recognition related to energy optimization services and incentives. The following table presents the changes in the deferred revenue balance during the three months ended March 31, 2021 (in thousands):

Beginning balance as of January 1, 2021	$52,410
Upfront payments received from customers	12,053
Upfront or annual incentive payments received	1,772
Revenue recognized related to amounts that were included in beginning balance of deferred revenue	(9,860)
Revenue recognized related to deferred revenue generated during the period	(973)
Ending balance as of March 31, 2021	$55,402